Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for loan losses	$ 5,620	$ 6,712
Deferred compensation	1,223	1,057
Intangible assets	50	182
Pension costs	996	2,775
Impairment losses	146	195
Other	133	171
Deferred tax asset	8,168	11,092
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(466)	(295)
Discount accretion on securities	(77)	(73)
Purchase accounting adjustments	(1,465)	(1,774)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(176)	(3,013)
Other	(174)	(105)
Deferred tax liability	(4,607)	(7,509)
Net deferred tax asset	$ 3,561	$ 3,583